Taxes - Current and Non-current tax assets and liabilities (Details) - COP ($) $ in Billions	Dec. 31, 2025	Dec. 31, 2024
Tax assets
Current tax assets	$ 14,514	$ 11,455
Non-current tax assets	8,069	12,908
Tax liabilities
Current tax liabilities	2,368	2,769
Non-current tax liabilities	14,808	14,929
Deferred tax liabilities
Tax liabilities
Non-current tax liabilities	12,499	12,956
Income tax
Tax liabilities
Non-current tax liabilities	2,309	1,973
Income tax payable
Tax liabilities
Current tax liabilities	1,096	1,551
Industry and commerce tax
Tax liabilities
Current tax liabilities	361	377
National tax and surcharge on gasoline
Tax liabilities
Current tax liabilities	233	240
Carbon tax
Tax liabilities
Current tax liabilities	100	105
Value added tax
Tax liabilities
Current tax liabilities	90	141
Other taxes, liabilities
Tax liabilities
Current tax liabilities	488	355
Deferred tax assets
Tax assets
Non-current tax assets	8,011	12,876
Income tax credits
Tax assets
Non-current tax assets	58	32
VAT refund
Tax assets
Current tax assets	7,840	5,424
Income tax
Tax assets
Current tax assets	4,184	3,446
Other taxes, assets
Tax assets
Current tax assets	$ 2,490	$ 2,585